Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries

As of December 31, 2024, the Company’s subsidiaries were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
YY Circle (SG) Pte Ltd	June 13, 2019	Singapore	100%	Manpower Contracting Services
Hong Ye Group Pte Ltd	December 28, 2010	Singapore	100%	1. Employment Agencies 2. General Cleaning Services
YY Circle Sdn Bhd	July 22, 2022	Malaysia	90%	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn Bhd	November 8, 2022	Malaysia	100%	General cleaning services
YY Circle (AU) Pty Ltd	June 14, 2023	Australia	95%	Employment Placement and Recruitment Services
YY Circle (Vietnam) Company Limited	February 6, 2024	Vietnam	95%	Management consulting service and Employment service activities
YY Circle (Cambodia) Co Ltd*	July 9, 2024	Cambodia	50%	Manpower Contracting Services
YYCIRCLE Human Resources Consultancies	July 15, 2024	UAE	95%	Manpower Contracting Services
YY Circle (Korea)	July 29, 2024	Korea	95%	Manpower Contracting Services
Mediaplus Limited	July 29, 2024	BVI	100%	Information Technology Consultancy (Except Cybersecurity)
YY Circle (UK)	August 3, 2024	UK	95%	Manpower Contracting Services
YY Circle (Perth)	October 15, 2024	Australia	95%	Manpower Contracting Services
YY Smart Tech Pte Ltd	December 2, 2024	Singapore	80%	Development of software and applications and applications (Except games and cybersecurity)
YY Circle (Netherlands)	December 18, 2024	Netherlands	95%	Manpower Contracting Services

*	There is only one sole director who is assigned by YY Circle (SG) Pte. Ltd. Therefore, the Company has the control right over YY Circle (Cambodia) Co Ltd